Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Summary of Inventories

(in millions €)	December 31, 2025	December 31, 2024
Raw materials and supplies	98.1	268.1
Unfinished goods	6.7	7.3
Finished goods	5.9	7.9
Total	110.7	283.3